3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Facilitation fee	¥ 658,686	¥ 231,709	¥ 0
Interest income	194,855	310,289	243,169
Service charges	19,396	201,386	447,181
Property lease and management	75,006	58,474
Hotel revenue	137,020	133,747
Debt assignment income	203,409	15,646	0
Other income	123,644	72,600	15,810
Total revenues	1,412,016	1,023,851	¥ 875,925
Revenue recognized over time
Total revenues	269,861	368,763
Revenue recognized at a point in time
Total revenues	¥ 1,142,155	¥ 655,088